Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Loans, Borrowings & Lease Liabilities (Details) - Loan Borrowing and Lease Liabilities [Member] - USD ($)
$ in Thousands
		Dec. 31, 2024	Dec. 31, 2023
Non-current loans and borrowings
Loans		$ 50,967	$ 35,564
Lease liabilities	[1]	7,413	3,578
Total non-current loans and borrowings		58,380	39,142
Current loans and borrowings
Loans		324	643
Lease liabilities	[1]	1,360	1,480
Total current loans and borrowings		$ 1,684	$ 2,123

[1]	the evolution is linked to the evolution in the right of use assets and is further disclosed in Note 11.